Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Royalties	Fees	Total Payments
Total	$ 1,402,545	$ 2,030	$ 1,404,575
Louisiana Office of Natural Resource Revenue [Member]
Total	908,074	1,471	909,545
Louisiana Bureau of Land Management [Member]
Total	148,963		148,963
Louisiana [Member]
Total	1,057,037	1,471	1,058,508
Oklahoma Office of Natural Resource Revenue [Member]
Total	344,914	559	345,473
Oklahoma Bureau of Land Management [Member]
Total	594		594
Oklahoma [Member]
Total	$ 345,508	$ 559	$ 346,067